Label	Element	Value
Alpha Architect International Quantitative Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Alpha Architect International Quantitative Value ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Alpha Architect International Quantitative Value Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.76%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect, and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”) and a wholly-owned subsidiary of Alpha Architect.

The Index

The Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation, as described below.

The Index Universe	Construction of the Index begins with the universe of stocks that principally trade on developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. The universe of stocks includes the largest 1,500 common stocks based on their market capitalization. The Index construction process then runs a liquidity screen to exclude any illiquid securities. Additionally, securities structured as real estate investment trusts or exchange-traded funds (“ETFs”), as well as stocks of financial firms, are eliminated from the Index. Companies with less than 12 months of financial data available are also eliminated from the Index. The resulting universe is expected to be composed primarily of highly liquid, small-, mid- and large-cap stocks. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe would be above $1.85 billion.

Negative Screens	The second stage of Index construction uses proprietary analysis to exclude companies perceived to be experiencing financial distress or manipulated accounting data. The models used by the Index Provider evaluate accounting practices that may hide the true quality of a company’s cash flows. In addition, the models also use statistical techniques to seek to identify companies with the highest likelihood of poor financial performance in the future.

Valuation Screens	The third stage of Index construction employs a value-driven approach to identify the cheapest 100 companies based on a proprietary value-centric metric similar to what is known as the “enterprise multiple,” a firm’s total enterprise value divided by earnings before interest and taxes (EBIT). The companies not in the cheapest 100 are eliminated from the Index. The proprietary metric was developed based on an analysis of a variety of value-oriented measures such as price-to-earnings, the enterprise multiple, free cash flow yield, gross profit yield, and price-to-book.

Quality Screens	The fourth stage of Index construction seeks to identify which of the remaining companies has a strong current financial position with operational momentum. The strength of a company’s financial position and operational momentum are evaluated using metrics across three categories – current profitability, stability, and recent operational improvements – to generate a simple score between 0 and 10 that can be used to compare companies to each other. These final screens result in a 50-stock portfolio.

Portfolio Construction	At the time of each reconstitution of the Index, each Index constituent is equally-weighted. The Index is reconstituted quarterly near the beginning of each March, June, September, and December. The date of each reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and depositary receipts that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and depositary receipts that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

●	Risks Related to Investing in Australia: To the extent the Fund invests in Australian securities, it will be subject to risks related to investing in Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

●	Risks Related to Investing in Europe: To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.

In addition, in a referendum held in 2016, the United Kingdom resolved to leave the EU, an event commonly known as “Brexit.” The United Kingdom officially left the EU on January 31, 2020. However, in December, 2020, the United Kingdom and the EU successfully reached a trade and cooperation agreement. Under that agreement, there will not be any tariffs levied or restrictive quotas imposed, but there will be new customs and regulatory checks, which will increase the burden on trading partners between the United Kingdom and the EU. The economic impact of Brexit is still uncertain, and additional economic stresses for the United Kingdom. The potential remains for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. The short- and long-term effect of the withdrawal and new relationship may negatively impact a Fund’s investment in the region.

Risks Related to Investing in Japan: As of September 20, 2020, a significant portion of the Fund’s assets was invested in Japanese securities. As a result, the Fund is subject to greater risks of adverse developments in Japan and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in Japan or the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Funds’ investment in Japan.

Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or the markets favor faster-growing companies. Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Index uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a reconstitution of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small- & Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Quarterly Rebalance Risk. Because the Index is reconstituted on a quarterly basis, (i) the Index’s market exposure may be affected by significant market movements promptly following the quarterly reconstitution that are not predictive of the market’s performance for the subsequent quarterly period and (ii) changes to the Index’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect promptly following the quarterly reconstitution. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, five-year, and since inception periods compare with those of a broad measure of market performance. Prior to January 31, 2017, the Fund was actively-managed by the Adviser using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.alphaarchitect.com/funds or by calling the Fund at (215) 882-9983.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, five-year, and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphaarchitect.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31, 2020
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 15.84% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -28.77% (quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.77%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Effective as of September 30, 2020, the Solactive Developed Markets ex N.A. Large & Mid Cap Index became the Fund’s primary benchmark. The Developed Markets ex N.A. Large & Mid Cap Index is a broad-based index covering mid to large cap equity securities in international, developed markets outside of North America. Prior to September 30, 2020, the Fund's broad-based securities market index was the MSCI EAFE Value Index. The Solactive Index was selected due to its broad market coverage of the developed international equities markets combined with competitive licensing terms for the Adviser.

Alpha Architect International Quantitative Value ETF | Solactive Developed Markets ex N.A. Large and Mid Cap Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses
Label	rr_AverageAnnualReturnLabel	Solactive Developed Markets ex N.A. Large and Mid Cap Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	7.74%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.43%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Alpha Architect International Quantitative Value ETF | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
5 Years	rr_AverageAnnualReturnYear05	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses
Label	rr_AverageAnnualReturnLabel	Alpha Architect International Quantitative Value Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	(3.45%)	[1]
5 Years	rr_AverageAnnualReturnYear05	5.99%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Annual Return 2015	rr_AnnualReturn2015	(3.31%)
Annual Return 2016	rr_AnnualReturn2016	9.01%
Annual Return 2017	rr_AnnualReturn2017	30.36%
Annual Return 2018	rr_AnnualReturn2018	(21.63%)
Annual Return 2019	rr_AnnualReturn2019	20.59%
Annual Return 2020	rr_AnnualReturn2020	(5.24%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.24%)
5 Years	rr_AverageAnnualReturnYear05	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.58%)
5 Years	rr_AverageAnnualReturnYear05	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(2.63%)
5 Years	rr_AverageAnnualReturnYear05	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014

[1]	Index assumes withholding taxes on dividends.
[2]	Since Inception performance is not shown for the Index because the calculation and publication of the value of the Index did not commence prior to December 31, 2016.